Income Taxes (Schedule of Reconciliation Tax Benefit at Israeli Statutory Tax Rate) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes.
Loss before income taxes		$ (6,124)	$ (8,307)	$ (33,379)	$ (36,061)	$ (19,030)
Statutory tax rate	23.00%			23.00%	23.00%	24.00%	25.00%
Theoretical tax benefit				$ 7,677	$ 8,294	$ 4,567
Increase (decrease) in effective tax rate due to:
Change in valuation allowance				(4,872)	(5,822)	(5,431)
Effect of entities with different tax rates				38	(56)	25
Non-deductible expenses				(3,015)	(2,736)	(474)
Impact of change in statutory tax rate for future periods						(248)
Impact of exchange rate on temporary differences						1,321
Deductible expense				4	569	0
Other				8	$ (249)	(54)
Effective income taxes		$ (31)	$ (6)	$ (160)		$ (294)